Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Notes Payable
5.	Notes Payable

Senior Secured Note Payable

The principal indebtedness outstanding under the Brainlab Note at both March 31, 2016 and December 31, 2015 was $4,289,444. The original discount associated with the Brainlab Note represented the difference between the fair value and the principal amount of the note at the time the note was modified in March 2013. The discount was completely amortized as of March 31, 2016 and amounted to $64,835 at December 31, 2015. The discount was amortized to interest expense using the effective interest method over the term of the Brainlab Note. The Brainlab Note was to mature in April 2016, with principal and accrued interest, which had accrued at a rate of 5.5% and amounted to approximately $738,000 at March 31, 2016, payable in a single installment upon maturity. As discussed in Note 7, on March 22, 2016, the Company entered into the 2016 Purchase Agreement with Brainlab that would provide, among other items, for a reduction of the principal amount outstanding under the Brainlab Note. The restructuring of the Brainlab Note was consummated on April 4, 2016, and was reflected by a new, amended and restated note payable to Brainlab that matures on December 31, 2018. The Brainlab Note is collateralized by a senior security interest in the assets of the Company.

2014 Junior Secured Notes Payable

In March 2014, the Company entered into securities purchase agreements for the private placement of: (i) second-priority secured non-convertible promissory notes (the “2014 Secured Notes”); and (ii) warrants to purchase 0.01 shares of the Company’s common stock for each dollar in principal amount of the 2014 Secured Notes sold by the Company. Pursuant to those securities purchase agreements, the Company sold 2014 Secured Notes in a total aggregate principal amount of $3,725,000, together with warrants to purchase up to 37,250 shares of common stock, for aggregate gross proceeds of $3,725,000, before placement agent commissions and other expenses.

The 2014 Secured Notes have a five-year term and bear interest at a rate of 12% per year, payable semi-annually, in arrears. The 2014 Secured Notes are not convertible into shares of the Company’s common stock. Following the third anniversary of the issuance date, the 2014 Secured Notes may be prepaid, without penalty or premium, provided that all principal and unpaid accrued interest under all 2014 Secured Notes is prepaid at the same time. Prior to the third anniversary of the issuance date, the Company may prepay all, but not less than all, of the principal and unpaid accrued interest under the 2014 Secured Notes at any time, subject to the Company’s payment of the additional prepayment premium stated in the notes. The 2014 Secured Notes are collateralized by a security interest in the Company’s property and assets, which security interest is junior and subordinate to the security interest that collateralizes the Brainlab Note.

The warrants issued to the investors are exercisable, in full or in part, at any time prior to the fifth anniversary of the issuance date, at an exercise price of $52.50 per share, subject to adjustment from time-to-time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions. Assumptions used in calculating the fair value of the warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% - 47.7%
Risk free interest rates	1.73% - 1.76%
Expected life (in years)	5.0

Under GAAP, the Company allocated the $3,725,000 in proceeds proportionately between the 2014 Secured Notes and the warrants issued to investors based on their relative fair values, with $413,057 being allocated to the fair value of the warrants, recorded as equity. The 2014 Secured Notes were recorded at the principal amount, less a discount equal to $413,057. The unamortized discount at March 31, 2016 and December 31, 2015 was $280,919 and $301,531, respectively. This discount is being amortized to interest expense over the five-year term of the 2014 Secured Notes using the effective interest method. The carrying amount of the 2014 Secured Notes in the accompanying condensed consolidated balance sheets is also presented net of issuance costs, as discussed further below.

Non-employee directors of the Company purchased a total of $1,100,000 of the 2014 Secured Notes, either directly or through a trust. The Company’s placement agents earned cash commissions of $145,500 as well as warrants to purchase 2,425 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants.

The placement agent cash commissions, the $30,210 fair value of the placement agent warrants, and other offering expenses, aggregating $76,186, were recorded as deferred financing costs and are presented as reductions of the carrying amount of the 2014 Secured Notes in the accompanying condensed consolidated balance sheets. These deferred financing costs, having an unamortized balance of $153,489 and $166,080 at March 31, 2016 and December 31, 2015, are being amortized to interest expense over the term of the 2014 Secured Notes using the effective interest method.

2010 Junior Secured Notes Payable

In November 2010, the Company issued units consisting of a junior secured note (the “2010 Secured Notes”) and one share of the Company’s common stock. An aggregate of 357,142 units were issued, and the Company received proceeds of $3,000,000 representing the aggregate principal amount of the 2010 Secured Notes. The 2010 Secured Notes mature in November 2020, accrue interest at the rate of 3.5% per year, and are collateralized by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that collateralize the Brainlab Note and the 2014 Secured Notes. All outstanding principal and interest on the 2010 Secured Notes will be due and payable in a single payment upon maturity.

Under GAAP, the Company allocated the $3,000,000 in proceeds from the sale of the units between the 2010 Secured Notes and the shares of common stock based on their relative fair values, with the fair value of the notes being estimated based on an assumed market interest rate for notes of similar terms and risk, and the fair value of the Company’s common stock being estimated by management using a market approach, with input from a third-party valuation specialist. The allocation of such relative fair values resulted in $2,775,300 being allocated to the value of the shares of common stock, which was recorded as equity. The 2010 Secured Notes were recorded at the principal amount of $3,000,000, less a discount equal to $2,775,300. The unamortized discount at March 31, 2016 and December 31, 2015 was $2,481,510 and $2,535,230, respectively. This discount is being amortized to interest expense over the 10-year term of the notes using the effective interest method.

Four then-serving officers of the Company purchased an aggregate of 29,424 units in the offering for $247,164. In addition, three non-employee directors of the Company also purchased an aggregate of 18,906 units in the offering for $158,816.

Scheduled Notes Payable Maturities

Scheduled principal payments, before giving effect to the terms of the New Brainlab Note discussed in Note 7, with respect to notes payable are summarized as follows:

Years ending December 31,
2016	$4,289,444
2017	–
2018	–
2019	3,725,000
2020	3,000,000
Total scheduled principal payments	11,014,444
Less unamortized discounts at March 31, 2016	(2,762,429)
$8,252,016

7.	Notes Payable

Senior Note Payable

Indebtedness under the Brainlab Note as of December 31, 2015 and 2014 was $4,289,444 and $4,018,139, respectively. Interest accrues at 5.5% per year. The Brainlab Note matures in April 2016, and principal and accrued interest, amounting to $677,722 at December 31, 2015, is payable in a single installment upon maturity. The Brainlab Note is collateralized by a senior security interest in the assets of the Company. The original discount associated with the Brainlab Note represented the difference between the fair value and the principal amount of the note at the time the note was modified in March 2013. The unamortized discount at December 31, 2015 and 2014 was $64,836 and $271,305, respectively. The discount is being amortized to interest expense using the effective interest method over the term of the Brainlab Note.

As discussed in Note 11, on March 22, 2016 the Company entered into the 2016 Purchase Agreement with Brainlab that would provide, among other items, for a reduction of the principal amount and an extension to December 2018 of the maturity date of the Brainlab Note. The transactions under the 2016 Purchase Agreement are expected to close on or before April 4, 2016; however, there is no assurance that such a closing will occur on that date, if ever.

2014 Junior Secured 12% Notes Payable

In March 2014, the Company entered into securities purchase agreements for the private placement of (i) second-priority secured non-convertible promissory notes (the “2014 Secured Notes”); and (ii) warrants to purchase 0.01 shares of the Company’s common stock for each dollar in principal amount of the 2014 Secured Notes sold by the Company. Pursuant to those securities purchase agreements, the Company sold 2014 Secured Notes in a total aggregate principal amount of $3,725,000, together with warrants to purchase up to 37,250 shares of common stock, for aggregate gross proceeds of $3,725,000, before placement agent commissions and other expenses.

The 2014 Secured Notes have a five-year term and bear interest at a rate of 12% per year, payable semi-annually, in arrears. The 2014 Secured Notes are not convertible into shares of the Company’s common stock. Following the third anniversary of the issuance date, the 2014 Secured Notes may be prepaid, without penalty or premium, provided that all principal and unpaid accrued interest under all 2014 Secured Notes is prepaid at the same time. Prior to the third anniversary of the issuance date, the Company may prepay all, but not less than all, of the principal and unpaid accrued interest under the 2014 Secured Notes at any time, subject to the Company’s payment of the additional prepayment premium stated in the notes. The 2014 Secured Notes are collateralized by a security interest in the Company’s property and assets, which security interest is junior and subordinate to the security interest that collateralizes the Brainlab Note.

The warrants issued to the investors are exercisable, in full or in part, at any time prior to the fifth anniversary of the issuance date, at an exercise price of $52.50 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions. Assumptions used in calculating the fair value of the warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% – 47.7%
Risk free interest rates	1.73% – 1.76%
Expected life (in years)	5.0

Under GAAP, the Company allocated the $3,725,000 in proceeds proportionately between the 2014 Secured Notes and the warrants issued to investors based on their relative fair values, with $413,057 being allocated to the fair value of the warrants, recorded as equity. The 2014 Secured Notes were recorded at the principal amount, less a discount equal to $413,057. The unamortized discount at December 31, 2015 and 2014 was $301,531 and $369,299, respectively. This discount is being amortized to interest expense over the five-year term of the 2014 Secured Notes using the effective interest method.

Non-employee directors of the Company purchased a total of $1,100,000 of the 2014 Secured Notes, either directly or through a trust. The Company’s placement agents earned cash commissions of $145,500 as well as warrants to purchase 2,425 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants. The placement agent cash commissions, the $30,210 fair value of the placement agent warrants, and other offering expenses, aggregating $76,186, were recorded as deferred financing costs and are classified as other assets. These deferred financing costs are being amortized to interest expense over the term of the 2014 Secured Notes using the effective interest method.

2010 Junior Secured Notes Payable

In November 2010, the Company issued units consisting of a junior secured note (the “2010 Secured Notes”) and one share of the Company’s common stock. An aggregate of 357,142 units were issued, and the Company received proceeds of $3,000,000 representing the aggregate principal amount of the 2010 Secured Notes. The 2010 Secured Notes mature in November 2020, accrue interest at the rate of 3.5% per year, and are collateralized by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that collateralize the Brainlab Note and the 2014 Secured Notes. All outstanding principal and interest on the 2010 Secured Notes will be due and payable in a single payment upon maturity.

Under GAAP, the Company allocated the $3,000,000 in proceeds from the sale of the units between the 2010 Secured Notes and the shares of common stock based on their relative fair values, with the fair value of the notes being estimated based on an assumed market interest rate for notes of similar terms and risk, and the fair value of the Company’s common stock being estimated by management using a market approach, with input from a third-party valuation specialist. The allocation of such relative fair values resulted in $2,775,300 being allocated to the value of the shares of common stock, which was recorded as equity. The 2010 Secured Notes were recorded at the principal amount of $3,000,000, less a discount equal to $2,775,300. The unamortized discount at December 31, 2015 and 2014 was $2,535,230 and $2,683,171, respectively. This discount is being amortized to interest expense over the 10-year term of the notes using the effective interest method.

Four then-officers of the Company purchased an aggregate of 29,424 units in the offering for $247,164. In addition, three non-employee directors of the Company also purchased an aggregate of 18,906 units in the offering for $158,816.

Scheduled Notes Payable Maturities

Scheduled principal payments with respect to notes payable is summarized as follows:

Years ending December 31,
2016	$4,289,444
2017	–
2018	–
2019	3,725,000
2020	3,000,000
Total scheduled principal payments	11,014,444
Less unamortized discounts at December 31, 2015	(2,901,596)
$8,112,848